Stock-Based Compensation - Schedule of Stock Options (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Options [Line Items]
Number of Options, Outstanding	9,434,378	8,554,312,000	6,897,082,000
Weighted Average Exercise Price, Outstanding	$ 0.11	$ 0.1	$ 0.08
Number of Options, Granted	826,147	1,136,840,000	2,867,732,000
Weighted Average Exercise Price, Granted	$ 0.2	$ 0.18	$ 0.18
Number of Options, Exercised	(4,372,520)	(4,857,000)	(943,397,000)
Weighted Average Exercise Price, Exercised	$ 0.1	$ 0.08	$ 0.16
Aggregate Intrinsic Value, Exercised	$ 526	$ 1	$ 368
Number of Options, Forfeited	(24,468)	(185,641,000)	(166,857,000)
Weighted Average Exercise Price, Forfeited	$ 0.18	$ 0.18	$ 0.18
Number of Options, Expired	(110.971)	(56,274,000)	(110,248,000)
Weighted Average Exercise Price, Expired	$ 0.18	$ 0.11	$ 0.11
Number of Options, Outstanding	5,752,566	9,434,378	8,554,312,000
Weighted Average Exercise Price, Outstanding	$ 0.13	$ 0.11	$ 0.1
Weighted Average Remaining Contractual Term (years), Outstanding	6 years 7 days	5 years 9 months 25 days	6 years 6 months 3 days
Aggregate Intrinsic Value, Outstanding	$ 9,808	$ 824	$ 658
Number of Options, Exercisable	5,752,566	7,656,233,000	6,860,445,000
Weighted Average Exercise Price, Exercisable	$ 0.13	$ 0.1	$ 0.08
Weighted Average Remaining Contractual Term (years), Exercisable	6 years 7 days	5 years 1 month 2 days	5 years 9 months 21 days
Aggregate Intrinsic Value, Exercisable	$ 9,808	$ 792	$ 656